Document and Entity Information	Apr. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 26, 2023
Entity Registrant Name	CAPITAL PROPERTIES, INC.
Entity Incorporation, State or Country Code	RI
Entity File Number	001-08499
Entity Tax Identification Number	05-0386287
Entity Address, Address Line One	5 Steeple Street
Entity Address, Address Line Two	Unit 303
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	435-7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	CPTP
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000202947